Schedule I Condensed financial information of parent company (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended							12 Months Ended												12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Ordinary share	Dec. 31, 2012 Ordinary share	Dec. 31, 2011 Ordinary share	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2012 Statutory non-distributable reserves	Dec. 31, 2011 Statutory non-distributable reserves	Dec. 31, 2010 Statutory non-distributable reserves	Dec. 31, 2009 Statutory non-distributable reserves	Dec. 31, 2012 Retained earnings	Dec. 31, 2011 Retained earnings	Dec. 31, 2010 Retained earnings	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Dec. 31, 2010 Parent company	Dec. 31, 2010 Parent company Ordinary share	Dec. 31, 2012 Parent company Ordinary share	Dec. 31, 2011 Parent company Ordinary share	Dec. 31, 2010 Parent company Additional paid-in capital	Dec. 31, 2012 Parent company Additional paid-in capital	Dec. 31, 2011 Parent company Additional paid-in capital	Dec. 31, 2012 Parent company Statutory non-distributable reserves	Dec. 31, 2011 Parent company Statutory non-distributable reserves	Dec. 31, 2010 Parent company Statutory non-distributable reserves	Dec. 31, 2009 Parent company Statutory non-distributable reserves	Dec. 31, 2012 Parent company Retained earnings	Dec. 31, 2011 Parent company Retained earnings	Dec. 31, 2010 Parent company Retained earnings	Dec. 31, 2012 Parent company Accumulated other comprehensive income	Dec. 31, 2011 Parent company Accumulated other comprehensive income	Dec. 31, 2010 Parent company Accumulated other comprehensive income
Increase (Decrease) in Stockholders' Equity
Balance	$ 231,382	$ 302,775	$ 434,312	$ 21	$ 20	$ 20	$ 257,311	$ 255,312	$ 255,312	$ 37,119	$ 37,119	$ 37,119	$ 37,119	$ (98,691)	$ (30,211)	$ 88,552	$ 40,113	$ 34,791	$ 27,735	$ 302,934	$ 341,471	$ 410,738	$ 21	$ 20	$ 20	$ 257,311	$ 255,312	$ 255,312	$ 37,119	$ 37,119	$ 37,119	$ 37,119	$ (29,630)	$ 14,229	$ 88,552	$ 40,113	$ 34,791	$ 27,735
Balance (in shares)	204,375,226			205,789,800	204,375,226	204,375,226																	205,789,800	204,375,226	204,375,226
Repurchase of ordinary shares			(2,000)	(1)			(1,999)															(2,000)	(1)			(1,999)
Repurchase of ordinary shares (in shares)				(1,414,574)																			(1,414,574)
Net loss	(89,871)	(76,800)	(132,752)											(84,185)	(68,480)	(118,763)				(77,993)	(43,859)	(74,323)											(77,993)	(43,859)	(74,323)
Foreign currency translation adjustment	1,458	5,407	6,695														1,466	5,322	7,056	1,466	5,322	7,056														1,466	5,322	7,056
Balance	$ 152,394	$ 231,382	$ 302,775	$ 20	$ 20	$ 20	$ 255,312	$ 255,312	$ 255,312	$ 37,119	$ 37,119	$ 37,119	$ 37,119	$ (182,876)	$ (98,691)	$ (30,211)	$ 41,579	$ 40,113	$ 34,791	$ 226,407	$ 302,934	$ 341,471	$ 20	$ 20	$ 20	$ 255,312	$ 255,312	$ 255,312	$ 37,119	$ 37,119	$ 37,119	$ 37,119	$ (107,623)	$ (29,630)	$ 14,229	$ 41,579	$ 40,113	$ 34,791
Balance (in shares)	204,375,226	204,375,226		204,375,226	204,375,226	204,375,226																	204,375,226	204,375,226	204,375,226